Intangible Assets, Net of Accumulated Amortization (Details) - HZO, Inc. and Subsidiaries - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets, Net of Accumulated Amortization
Developed technology asset, Useful Life (in years)	10 years		10 years	10 years
Developed technology asset, Remaining Amortization Period in Years	2 years 3 months 18 days		2 years 9 months 18 days	3 years 9 months 18 days
Developed technology asset, Gross Carrying Amount	$ 3,875,812		$ 3,875,812	$ 3,875,812
Developed technology asset, Accumulated Amortization	2,906,119		2,698,327	2,282,745
Developed technology asset, Net Carrying Amount	969,693		1,177,485	1,593,067
Amortization expense	$ 207,791	$ 207,791	$ 415,583	$ 415,583